HAWAII MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Electric Utilities -- 3.1%
----------------------------------------------------------------------------
       $1,500          Puerto Rico Electric Power Authority,
                       0.00%, 7/1/17                             $   523,185
----------------------------------------------------------------------------
                                                                 $   523,185
----------------------------------------------------------------------------
General Obligations -- 4.4%
----------------------------------------------------------------------------
       $  750          Honolulu, 4.75%, 9/1/17                   $   640,597
          285          Puerto Rico, Public Improvement,
                       0.00%, 7/1/15                                 113,196
----------------------------------------------------------------------------
                                                                 $   753,793
----------------------------------------------------------------------------
Hospital -- 15.3%
----------------------------------------------------------------------------
       $  200          Hawaii Department of Budget and Finance,
                       (Kaiser Permanente), 5.15%, 3/1/15        $   167,380
          635          Hawaii Department of Budget and Finance,
                       (Kapiolani Health System),
                       6.00%, 7/1/19                                 584,162
          870          Hawaii Department of Budget and Finance,
                       (Queens Health System), 5.75%, 7/1/26         751,454
          710          Hawaii Department of Budget and Finance,
                       (Wahiawa General Hospital),
                       7.50%, 7/1/12                                 652,043
          300          Hawaii Department of Budget and Finance,
                       (Wilcox Memorial Hospital),
                       5.35%, 7/1/18                                 238,416
          300          Hawaii Department of Budget and Finance,
                       (Wilcox Memorial Hospital),
                       5.50%, 7/1/28                                 229,569
----------------------------------------------------------------------------
                                                                 $ 2,623,024
----------------------------------------------------------------------------
Housing -- 7.5%
----------------------------------------------------------------------------
       $  200          Guam Housing Corp., Single Family,
                       5.75%, 9/1/31                             $   187,294
        1,000          Hawaii Housing Finance and Development,
                       Single Family, 5.90%, 7/1/27                  950,780
          145          Hawaii Housing Finance and Development,
                       Single Family, (AMT), 6.00%, 7/1/26           138,353
----------------------------------------------------------------------------
                                                                 $ 1,276,427
----------------------------------------------------------------------------
Industrial Development Revenue -- 2.7%
----------------------------------------------------------------------------
       $  370          Hawaii Department of Transportation,
                       (Continental Airlines, Inc.), (AMT),
                       5.625%, 11/15/27                          $   293,347
          180          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.30%, 6/1/23               171,745
----------------------------------------------------------------------------
                                                                 $   465,092
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Education -- 5.8%
----------------------------------------------------------------------------
       $  500          Hawaii State Housing Development Corp.,
                       (University of Hawaii), (AMBAC),
                       5.65%, 10/1/16                            $   483,260
          500          University of Hawaii Board of Regents,
                       University System, (AMBAC),
                       5.65%, 10/1/12                                499,730
----------------------------------------------------------------------------
                                                                 $   982,990
----------------------------------------------------------------------------
Insured-Electric Utilities -- 9.2%
----------------------------------------------------------------------------
       $1,000          Hawaii Department of Budget and Finance,
                       (Hawaiian Electric Co.), (AMBAC), (AMT),
                       5.75%, 12/1/18                            $   951,900
          500          Hawaii Department of Budget and Finance,
                       (Hawaiian Electric Co., Inc.), (MBIA),
                       (AMT), 6.60%, 1/1/25                          513,950
          100          Puerto Rico Electric Power Authority,
                       STRIPES, (FSA), Variable Rate, 7/1/03(1)      105,500
----------------------------------------------------------------------------
                                                                 $ 1,571,350
----------------------------------------------------------------------------
Insured-General Obligations -- 13.8%
----------------------------------------------------------------------------
       $  350          Hawaii County, (FGIC), 5.55%, 5/1/10      $   352,278
          400          Hawaii, (FGIC), 5.00%, 10/1/17                348,676
          150          Honolulu, City and County, (FGIC),
                       5.00%, 7/1/23                                 125,241
          250          Honolulu, City and County, (FGIC),
                       5.00%, 4/1/24                                 208,158
          305          Kauai County, (MBIA), 5.90%, 2/1/14           305,076
          910          Maui County, (FGIC), 5.00%, 9/1/17            794,457
          250          Maui County, (FGIC), 5.25%, 3/1/18            225,510
----------------------------------------------------------------------------
                                                                 $ 2,359,396
----------------------------------------------------------------------------
Insured-Hospital -- 3.0%
----------------------------------------------------------------------------
       $  500          Hawaii Department of Budget and Finance,
                       (Queens Health System), (MBIA),
                       5.00%, 7/1/28                             $   402,780
          100          Hawaii Department of Budget and Finance,
                       (St. Francis Medical Center), (FSA),
                       6.50%, 7/1/22                                 100,964
----------------------------------------------------------------------------
                                                                 $   503,744
----------------------------------------------------------------------------
Insured-Housing -- 2.9%
----------------------------------------------------------------------------
       $  480          Honolulu, Mortgage Revenue Bonds, (Smith
                       Beretania), (FHA Insured) (MBIA),
                       7.80%, 7/1/24                             $   497,208
----------------------------------------------------------------------------
                                                                 $   497,208
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.2%
----------------------------------------------------------------------------
       $  250          Hawaii, (Kapolei State Office Building),
                       (AMBAC), 5.00%, 5/1/18                    $   212,013
----------------------------------------------------------------------------
                                                                 $   212,013
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
----------------------------------------------------------------------------
       $  210          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(2)                                 $   108,803
----------------------------------------------------------------------------
                                                                 $   108,803
----------------------------------------------------------------------------
Insured-Transportation -- 14.9%
----------------------------------------------------------------------------
       $  500          Hawaii Airports System, (FGIC), (AMT),
                       7.50%, 7/1/20                             $   515,325
          100          Hawaii Airports System, (MBIA), (AMT),
                       6.90%, 7/1/12                                 109,885
          245          Hawaii Airports System, (MBIA), (AMT),
                       7.00%, 7/1/18                                 255,763
          650          Hawaii Harbor Revenue, (FGIC), (AMT),
                       6.375%, 7/1/24                                651,651
        1,300          Puerto Rico Highway and Transportation
                       Authority, (FSA), 4.75%, 7/1/38             1,008,852
----------------------------------------------------------------------------
                                                                 $ 2,541,476
----------------------------------------------------------------------------
Insured-Water and Sewer -- 5.0%
----------------------------------------------------------------------------
       $1,000          Honolulu, City and County Waste Water
                       Systems, (FGIC), 0.00%, 7/1/18            $   315,110
          730          Honolulu, City and County Waterworks
                       System Revenue, (FGIC), 4.50%, 7/1/28         545,222
----------------------------------------------------------------------------
                                                                 $   860,332
----------------------------------------------------------------------------
Special Tax Revenue -- 2.0%
----------------------------------------------------------------------------
       $  200          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(3)    $   135,748
          250          Virgin Islands Public Facilities
                       Authority, 5.625%, 10/1/25                    212,325
----------------------------------------------------------------------------
                                                                 $   348,073
----------------------------------------------------------------------------
Transportation -- 2.7%
----------------------------------------------------------------------------
       $  250          Hawaii Highway Revenue, 5.00%, 7/1/12     $   228,423
          250          Hawaii Highway Revenue, 5.50%, 7/1/18         236,833
----------------------------------------------------------------------------
                                                                 $   465,256
----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------
Water and Sewer -- 3.5%
----------------------------------------------------------------------------
       $  600          Honolulu, Water Supply System,
                       5.80%, 7/1/16                             $   590,922
----------------------------------------------------------------------------
                                                                 $   590,922
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.6%
   (identified cost $17,868,640)                                 $16,683,084
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.4%                           $   410,326
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $17,093,410
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2000, 57.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.3% to 24.5% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2000

                                FLORIDA INSURED    HAWAII       KANSAS
                                   PORTFOLIO      PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------
Investments --
   Identified cost                $26,727,801    $17,868,640  $12,720,704
   Unrealized depreciation         (1,559,020)    (1,185,556)    (917,235)
-------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $25,168,781    $16,683,084  $11,803,469
-------------------------------------------------------------------------
Cash                              $   157,093    $   209,177  $   169,945
Interest receivable                   438,826        166,348      192,095
Receivable from the Investment
   Adviser                                 --         39,126       39,509
-------------------------------------------------------------------------
TOTAL ASSETS                      $25,764,700    $17,097,735  $12,205,018
-------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------
Accrued expenses                  $     4,476    $     4,325  $     5,130
-------------------------------------------------------------------------
TOTAL LIABILITIES                 $     4,476    $     4,325  $     5,130
-------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                      $25,760,224    $17,093,410  $12,199,888
-------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                    $27,319,244    $18,278,966  $13,117,123
Net unrealized depreciation
   (computed on the basis of
   identified cost)                (1,559,020)    (1,185,556)    (917,235)
-------------------------------------------------------------------------
TOTAL                             $25,760,224    $17,093,410  $12,199,888
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JANUARY 31, 2000

                                FLORIDA INSURED     HAWAII       KANSAS
                                   PORTFOLIO       PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------
Interest                          $ 1,605,495     $ 1,082,364  $   719,905
--------------------------------------------------------------------------
TOTAL INVESTMENT INCOME           $ 1,605,495     $ 1,082,364  $   719,905
--------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------
Investment adviser fee            $    57,216     $    29,892  $    16,685
Trustees fees and expenses              3,650             331          335
Legal and accounting services          17,122          16,985       16,306
Custodian fee                          22,822          20,153       18,929
Amortization of organization
   expenses                               201             331          184
Miscellaneous                           6,508           5,711       10,607
--------------------------------------------------------------------------
TOTAL EXPENSES                    $   107,519     $    73,403  $    63,046
--------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee     $    10,351     $     4,385  $     6,852
   Reduction of investment
      adviser fee                          --          29,892       16,685
   Allocation of expenses to
      the Investment Adviser               --          39,126       39,509
--------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS          $    10,351     $    73,403  $    63,046
--------------------------------------------------------------------------

NET EXPENSES                      $    97,168     $        --  $        --
--------------------------------------------------------------------------

NET INVESTMENT INCOME             $ 1,508,327     $ 1,082,364  $   719,905
--------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)     $  (202,980)    $  (135,979) $   (62,810)
   Financial futures contracts         17,722          47,332       12,265
--------------------------------------------------------------------------
NET REALIZED LOSS                 $  (185,258)    $   (88,647) $   (50,545)
--------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                 $(3,681,324)    $(2,675,664) $(1,562,393)
   Financial futures contracts             --              --          787
--------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)    $(3,681,324)    $(2,675,664) $(1,561,606)
--------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                           $(3,866,582)    $(2,764,311) $(1,612,151)
--------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                $(2,358,255)    $(1,681,947) $  (892,246)
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2000

                                   FLORIDA INSURED    HAWAII       KANSAS
INCREASE (DECREASE) IN NET ASSETS     PORTFOLIO      PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------
From operations --
   Net investment income             $ 1,508,327    $ 1,082,364  $   719,905
   Net realized loss                    (185,258)       (88,647)     (50,545)
   Net change in unrealized
      appreciation (depreciation)     (3,681,324)    (2,675,664)  (1,561,606)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                        $(2,358,255)   $(1,681,947) $  (892,246)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                     $ 6,405,002    $ 1,633,534  $ 2,479,031
   Withdrawals                        (6,426,139)    (3,247,725)  (2,268,175)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $   (21,137)   $(1,614,191) $   210,856
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS           $(2,379,392)   $(3,296,138) $  (681,390)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                 $28,139,616    $20,389,548  $12,881,278
----------------------------------------------------------------------------
AT END OF YEAR                       $25,760,224    $17,093,410  $12,199,888
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 1999

                                   FLORIDA INSURED    HAWAII       KANSAS
INCREASE (DECREASE) IN NET ASSETS     PORTFOLIO      PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------
From operations --
   Net investment income             $ 1,347,962    $ 1,069,839  $   641,820
   Net realized gain                      87,420        267,003       73,744
   Net change in unrealized
      appreciation (depreciation)        301,762        (89,480)      21,642
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $ 1,737,144    $ 1,247,362  $   737,206
----------------------------------------------------------------------------
Capital transactions --
   Contributions                     $ 6,379,597    $ 2,231,345  $ 2,114,772
   Withdrawals                        (4,827,198)    (2,953,293)  (1,389,324)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $ 1,552,399    $  (721,948) $   725,448
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS           $ 3,289,543    $   525,414  $ 1,462,654
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                 $24,850,073    $19,864,134  $11,418,624
----------------------------------------------------------------------------
AT END OF YEAR                       $28,139,616    $20,389,548  $12,881,278
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                              FLORIDA INSURED PORTFOLIO
                                -----------------------------------------------------
                                               YEAR ENDED JANUARY 31,
                                -----------------------------------------------------
                                  2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------
Ratios to average daily net assets+
-------------------------------------------------------------------------------------
Net expenses                        0.38%      0.18%      0.07%      0.09%      0.07%
Net expenses after custodian
   fee reduction                    0.34%      0.11%        --       0.02%        --
Net investment income               5.32%      5.21%      5.63%      5.76%      5.82%
Portfolio Turnover                    34%         9%        34%        36%        32%
-------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $ 25,760   $ 28,140   $ 24,850   $ 24,204   $ 21,416
-------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses                                       0.30%      0.48%      0.39%      0.39%
Expenses after custodian fee
   reduction                                   0.23%      0.41%      0.32%      0.32%
Net investment income                          5.09%      5.22%      5.46%      5.50%
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  HAWAII PORTFOLIO
                                -----------------------------------------------------
                                               YEAR ENDED JANUARY 31,
                                -----------------------------------------------------
                                  2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------
Ratios to average daily net assets+
-------------------------------------------------------------------------------------
Net expenses                        0.02%      0.04%      0.03%      0.04%      0.06%
Net expenses after custodian
   fee reduction                    0.00%      0.00%      0.00%      0.00%      0.00%
Net investment income               5.67%      5.39%      5.70%      5.96%      6.01%
Portfolio Turnover                    20%        29%        27%        21%        19%
-------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $ 17,093   $ 20,390   $ 19,864   $ 16,014   $ 15,578
-------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses                            0.38%      0.28%      0.46%      0.43%      0.41%
Expenses after custodian fee
   reduction                        0.36%      0.24%      0.43%      0.39%      0.35%
Net investment income               5.31%      5.15%      5.27%      5.57%      5.66%
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  KANSAS PORTFOLIO
                                -----------------------------------------------------
                                               YEAR ENDED JANUARY 31,
                                -----------------------------------------------------
                                  2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------
Ratios to average daily net assets+
-------------------------------------------------------------------------------------
Net expenses                        0.05%      0.06%      0.05%      0.08%      0.09%
Net expenses after custodian
   fee reduction                    0.00%      0.00%      0.00%      0.00%      0.00%
Net investment income               5.59%      5.34%      5.79%      5.91%      5.93%
Portfolio Turnover                    24%        33%        17%        49%        21%
-------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $ 12,200   $ 12,881   $ 11,419   $ 11,736   $ 11,609
-------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses                            0.49%      0.36%      0.57%      0.48%      0.50%
Expenses after custodian fee
   reduction                        0.44%      0.30%      0.52%      0.40%      0.41%
Net investment income               5.15%      5.04%      5.27%      5.51%      5.52%
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by each Portfolio in connection with its organization have been amortized on the straight-line basis over five years and are fully amortized at January 31, 2000.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 J Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended January 31, 2000, each Portfolio incurred advisory fees as follows:

    PORTFOLIO                                 AMOUNT   EFFECTIVE RATE*
    ------------------------------------------------------------------
    Florida Insured                           $57,216            0.20%
    Hawaii                                     29,892            0.16%
    Kansas                                     16,685            0.13%

 *    As a percentage of average daily net assets.

   To enhance the net income of the Hawaii Portfolio and Kansas Portfolio, BMR made a reduction of its fee in the amount of $29,892 and $16,685, respectively, and $39,126 and $39,509, respectively, of expenses related to the operation of the Portfolios were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the year ended January 31, 2000, were as follows:

    FLORIDA INSURED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $9,837,244
    Sales                                      9,339,958

    HAWAII PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $3,756,442
    Sales                                      4,526,103

    KANSAS PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $3,715,415
    Sales                                      2,962,345

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2000, as computed on a federal income tax basis, are as follows:

    FLORIDA INSURED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $26,727,801
    -----------------------------------------------------
    Gross unrealized appreciation             $   383,279
    Gross unrealized depreciation              (1,942,299)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,559,020)
    -----------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    HAWAII PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $17,868,640
    -----------------------------------------------------
    Gross unrealized appreciation             $   206,144
    Gross unrealized depreciation              (1,391,700)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,185,556)
    -----------------------------------------------------

    KANSAS PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $12,720,704
    -----------------------------------------------------
    Gross unrealized appreciation             $    70,173
    Gross unrealized depreciation                (987,408)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (917,235)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the year ended January 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At January 31, 2000, there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF FLORIDA INSURED MUNICIPALS PORTFOLIO
HAWAII MUNICIPALS PORTFOLIO
KANSAS MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio as of January 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 2000 and 1999 and the supplementary data for each of the five years in the period ended January 31, 2000. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of January 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Florida Insured Municipals Portfolio, Hawaii Municipals Portfolio and Kansas Municipals Portfolio at January 31, 2000, and the results of their operations, the changes in their net assets, and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 3, 2000

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2000

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio Manager of
Florida Insured Municipals Portfolio

Robert B. MacIntosh
Vice President and Portfolio Manager of
Hawaii Municipals Portfolio

Thomas M. Metzold
Vice President and Portfolio Manager of
Kansas Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant